Accounts Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net consisted of the following

	As of March 31,
	2025	2024
	US$	US$
Accounts receivables – third parties	1,397,842	1,234,810
Less: allowance for credit losses	(9,927)	(9,830)
Accounts receivables, net	1,387,915	1,224,980

Schedule of Allowance for Credit Losses

The following table presents the activities in the allowance for credit losses as of March 31, 2024 and 2025.

	As of March 31,
	2025	2024
	US$	US$
Balance at April 1,	9,830	11,402
Addition/(reversal)	199	(1,609)
Exchange difference in translation	(102)	37
Balance at March 31,	9,927	9,830